Financial liabilities at fair value through profit or loss - Schedule of Inputs to Valuation Model of Warrants (Details) - USD ($)		12 Months Ended
	May 19, 2026	Dec. 31, 2025
Schedule Of Inputs To Valuation Model Of Warrants Abstract
Volatility	71.75%	72.64%
Risk-free rate	4.62%	4.13%
Time to maturity (year)	9 years 18 days	9 years 5 months 4 days
Market capitalization (in Dollars)	$ 35.6	$ 35.7